Statutory and other information	12 Months Ended
Dec. 31, 2025
Statutory and other information
Statutory and other information

31 Statutory and other information

	2025	2024	2023
	$m	$m	$m
Fees payable to PricewaterhouseCoopers LLP and its associates:
Group audit fee	12.5	10.6	10.2
Fees payable to PricewaterhouseCoopers LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	15.8	14.8	15.0
Attestation under s404 of Sarbanes-Oxley Act 2002	3.7	3.5	3.3
Audit-related assurance services	1.3	2.2	1.1
Other assurance services	0.2	0.3	0.2
Fees payable to PricewaterhouseCoopers Associates in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	0.3	0.4	0.3
	33.8	31.8	30.1

Fees payable in the year of $0.8m (2024: $0.2m) are in respect of the Group audit and audit of subsidiaries related to prior years.

Sustainability assurance

KPMG were appointed the Group’s sustainability assurance provider for the year ended 31 December 2025, with $2.8m fees payable for the service. Fees of $0.5m for the audit of subsidiaries and $0.1m for other assurance services were also payable to KPMG and its associates in the year.

Related party transactions

The Group had no material related party transactions which might reasonably be expected to influence decisions made by the users of these Financial Statements.

Key management personnel compensation

Key management personnel are defined for the purpose of disclosure under IAS 24 ‘Related Party Disclosures’ as the members of the Board and the members of the SET.

	2025	2024	2023
	$’000	$’000	$’000
Short-term employee benefits	39,483	40,893	38,636
Post-employment benefits	995	1,045	1,354
Share-based payments	58,915	49,121	58,242
	99,393	91,059	98,232

Total remuneration is included within employee costs (see Note 29).